CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash	$ 2,959,219		$ 4,407,246
Restricted cash	3,207,813		1,588,840
Accounts receivable, net	17,832,844		16,440,294
Inventories	13,199,221		12,114,595
Prepaid expenses and other current assets	8,530,684		4,488,777
Due from related party	3,463,543		1,285,791
VAT Tax receivable	203,295		61,385
Total current assets	49,396,619		40,386,928
Non-current assets
Property, plant and equipment, net	8,912,745		3,751,659
Construction in progress	1,219,884		1,676,522
Land use right, net	291,707		295,312
Intangible asset, net	3,524,423		3,970,114
Total non-current assets	13,948,759		9,693,607
Total assets	63,345,378		50,080,535
Liabilities and stockholders' equity
Accounts payable	10,485,324		4,678,341
Bank loans	9,712,118		8,918,440
Short term loans	566,604		0
Income tax payable	239,986		584,579
Advanced from unrelated parties	588,697		257,034
Accrued liabilities and other payables	1,859,654		1,216,551
Due to related parties	137,703	[1]	0	[1]
Total current liabilities	23,590,086		15,654,945
Total liabilities	23,590,086		15,654,945
Stockholders' equity
Ordinary share, $0.000256 par value, 100,000,000 shares authorized; 27,780,000 shares issued and outstanding as of December 31, 2012 and 2011	7,112		7,112
Additional paid-in capital	3,115,572		3,047,826
Statutory reserve	3,316,250		3,316,250
Retained earnings	30,064,949		25,559,439
Accumulated other comprehensive income	3,251,409		2,410,341
Total TODA stockholders' equity	39,755,292		34,340,968
Non-controlling interest	0		84,622
Total equity	39,755,292		34,425,590
Total liabilities and stockholders' equity	$ 63,345,378		$ 50,080,535

[1]	This represents certain advances received by the Group from the entity for operating purpose.